Loans and borrowings - Narrative (Details)		12 Months Ended
	Jun. 18, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023	Sep. 28, 2021 USD ($)	Sep. 27, 2021 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 508,595,000	$ 215,253,000
Total leverage ratio		7.50	8.00
Weighted average incremental borrowing rates used to discount outstanding leases (as a percent)		4.74%	4.74%
Forecast
Disclosure of detailed information about borrowings [line items]
Total leverage ratio				6.50
First Lien Credit Facilities and Second Lien Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred			$ 24,491,000
Repayments of non-current borrowings			615,600,000
First Lien Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500,282,000	206,481,000
First Lien Credit Facilities | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	$ 0
First Lien Credit Facilities | Alternate base rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%	3.00%
First Lien Credit Facilities | Alternate base rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		1.50%	1.75%
First Lien Credit Facilities | Eurocurrency rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%	4.00%
First Lien Credit Facilities | Eurocurrency rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		0.50%	0.75%
First Lien Credit Facilities | Canadian prime rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%
First Lien Credit Facilities | Banker's acceptance rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
First Lien Credit Facilities | Term SOFR | One Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.11%
First Lien Credit Facilities | Term SOFR | Three Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.26%
First Lien Credit Facilities | Term SOFR | Six Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.43%
First Lien Credit Facilities | Daily simple SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.26%
First Lien Credit Facilities | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		1.00%
First Lien Credit Facilities | Federal funds effective rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		0.50%
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Total financing capacity available	$ 511,971,000	$ 511,971,000	$ 211,971,000
Interest rate (as a percent)	1.00%	3.00%	4.75%
Term extension	1 year
Borrowing costs incurred	$ 5,373,000
Borrowings	300,000,000	$ 500,282,000	$ 206,481,000
Addition of term loans			$ 110,000,000
Term loan facilities | Canadian prime rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			3.00%
Term loan facilities | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total financing capacity available	$ 350,000,000	385,000,000	$ 100,000,000		$ 385,000,000	$ 350,000,000	$ 50,000,000
Borrowings		0	0
Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 46,125,000	$ 30,100,000